14. Investment properties (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Cost	R$ 3,066	R$ 30
Accumulated depreciation	(15)	(10)
Net	3,051	20	R$ 21
Land [Member]
Disclosure of detailed information about investment property [line items]
Cost	656	6
Accumulated depreciation
Net	656	6
Buildings [Member]
Disclosure of detailed information about investment property [line items]
Cost	2,400	20
Accumulated depreciation	(15)	(10)
Net	2,385	10
Improvements [Member]
Disclosure of detailed information about investment property [line items]
Cost		4
Accumulated depreciation
Net		4
Construction In Progress [Member]
Disclosure of detailed information about investment property [line items]
Cost	10
Accumulated depreciation
Net	R$ 10